ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), and has since modified the standard with several ASUs (collectively, the new lease standard). The standard is effective from January 1, 2019.

The Company has adopted ASC 842 effective January 1, 2019 using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate our comparative prior year periods. Based on the Company's analysis, the cumulative effect adjustment to the opening balance of accumulated deficit will be zero because (i) the Company does not have any unamortized initial direct costs as of January 1, 2019 that needs to be written off; (ii) the Company does not have any lease incentives or accrued rental transactions that needs to be recognized; and (iii) the timing and pattern of revenue recognition under its revenue contracts that have lease and non-lease components is the same and even if accounted for separately, the lease component of such contracts would be considered operating leases.

In determining the appropriate discount rate to use in calculating the present value of the Company’s contractual lease payments, the Company will make significant judgements and assumptions to estimate the its incremental borrowing rate as the rate implicit in the Company’s leases cannot be readily determined. The incremental borrowing rate is defined as the rate of interest that a lessee would have to pay to borrow on a 100% collateralized basis over a term similar to the lease term and amount equal to the lease payments in a similar economic environment.

The Company currently has three major categories of leases - chartered-in vessels, vessels under capital lease and leased office and other space. Upon adoption of ASC 842, management expects that based on our current portfolio of leases, assets and liabilities on the consolidated balance sheet will increase by between $15 million and $28 million due to the recognition of right-of-use assets and corresponding lease liabilities. The Company is still assessing the probability of certain lease option periods which will impact the lease liabilities and assets recognized, it is expected that this assessment will be concluded during Q1 2019. The Company does not expect the implementation of this standard to cause a material change in the Company's operating expenses in the fiscal year 2019, the assessment of the disclosure impact of these changes is ongoing and is expected to be concluded during Q1 2019. The Company does not expect to elect the practical expedient to not separate lease and non-lease components for all of our leases where we are the lessee.

ASC 842 also allows lessees to elect as an accounting policy not to apply the provisions of ASC 842 to short term leases (i.e., leases with an original term of 12-months or less). Instead, a lessee may recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The accounting policy election for short-term leases shall be made by class of underlying asset to which the right of use relates. The Company will elect not to apply ASC 842 to its portfolio of short-term leases existing on January 1, 2019.
For arrangements where we are the lessor, we do not expect the adoption of the new lease standard to have a material impact on our financial statements. The new lease standard provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we will elect this expedient for our time charter contracts and voyage charter contracts that qualify as leases and thus not separate the non-lease component, or service element, from the lease.

We are in the process of updating processes and implementing new internal controls over lease recognition to assist in the application of the new lease standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04 Intangibles - Goodwill and other (Topic 350), which simplifies the test for goodwill impairment. This Update eliminates Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of the assets acquired and liabilities assumed in a business combination. Instead an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, however the loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This update removes, modifies and adds specific disclosure requirements in relation to fair value measurement with the aim of improving the effectiveness of disclosures to the financial statements. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808), to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting update is effective January 1, 2020 and early adoption is permitted. We are currently evaluating the impact of the adoption of the accounting standard on our consolidated financial statements.

Accounting Standards Updates, recently adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, or ASC 606, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. Under ASC 606, an entity is required to perform the following five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations of the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfied a performance obligation. Additionally, the guidance requires improved disclosures as to the nature, amount, timing and uncertainty of revenue that is recognized.

We adopted the provisions of ASC 606 on January 1, 2018 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. Under the modified retrospective approach, we recognized the cumulative effect of adopting this standard as a net adjustment amounting to $16.6 million to increase the opening balance of Accumulated Deficit as of January 1, 2018.

Time charter contracts are considered operating leases and therefore do not fall under the scope of ASC 606 because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter contracts and other contracts considered to be leases continue to be accounted as operating leases in accordance with ASC 840 Leases and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts or on the lease component from such contracts.

The new guidance also specifies revised treatment for certain contract related costs, being either incremental costs to obtain a contract, or cost to fulfill a contract. Under the new guidance, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. The guidance also provides a practical expedient whereby an entity may recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. Cost to fulfill a contract must be capitalized if they meet certain criteria.

Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. When voyage revenues become billable, the receivable is recognized as "Trade accounts receivable, net". If at the reporting period the billable amount under the charter party exceeds the accrued revenue for a specific ongoing voyage, such an amount, or contract liability, would be recognized as deferred charter revenue under other current liabilities.

ASC 606 has been applied to those contracts that were not completed at the date of initial application. The cumulative effect of the adjustments made to our condensed consolidated statement position at January 1, 2018 from the adoption of ASC 606 was as follows:

Condensed Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	38,254	(20,303)	17,951
Other current assets	13	3,071	3,084
Liabilities
Accrued expenses	38,809	(601)	38,208
Equity
Accumulated deficit	(272,503)	(16,631)	(289,134)

The impact of the adoption of ASC 606 on our condensed consolidated balance sheets, condensed consolidated income statements of operations and condensed consolidated statements of cash flow for 2018 were as follows:

Condensed Consolidated Statement of Financial Position

	Balance at December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	59,437	(31,850)	91,287
Other current assets	5,359	5,410	(51)
Liabilities
Accrued expenses	37,031	(959)	37,990
Equity
Accumulated deficit	(295,118)	(25,481)	(269,637)

Condensed Consolidated Income Statement

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
			—
Voyage charter revenues	690,901	(11,548)	702,449
Voyage expenses and commission	377,772	(2,698)	380,470
Net (loss) income	(8,398)	(8,850)	452
			—
Basic and diluted loss per share attributable to the Company	(0.05)	0.05	—

Condensed Consolidated Statement of Cash Flows

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Net loss	(8,398)	(8,850)	452
Change in operating assets and liabilities	(38,695)	8,850	(47,545)
Net cash provided by operating activities	46,171	—	46,171

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $9.1 million of contract assets were capitalized as of December 31, 2018 as "Other current assets", of which $3.7 million was amortized up to December 31, 2018, leaving a remaining balance of $5.4 million. $3.1 million of contract assets were amortized in the year ended December 31, 2018 in relation to voyages in progress at the end of December 31, 2017. No impairment losses were recognized in the period.

In accordance with ASC 606, we have applied the practical expedient not to disclose the aggregate amount of the transaction price allocated to the remaining performance obligations, or when the Company expects to recognize this as revenue for these contracts given that the original expected contract duration is less than one year. In accordance with ASC 606, we have applied the available exemptions not to disclose the nature of performance obligations and the remaining duration of performance obligations.

In January 2016, the FASB issued ASU 2016-01 Financial instruments, Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. As a result of the adoption of the standard, we present the change in the fair value of our marketable equity securities in our consolidated statements of operations. In our opening balance at January 1, 2018, we recognized a decrease of $2.9 million in accumulated deficit. In 2018, we recognized a mark to market loss of $3.5 million of these equity securities.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. When a reporting entity applies the equity method of accounting to an investment it should make a policy election to classify distributions received from the equity method investee as follows:

•
Cumulative earnings approach - distributions received are considered returns on investment and classified as cash inflows from operating activities unless the investor's cumulative distributions received in prior periods exceed the cumulative equity in earnings of the investee. when such an excess occurs the current period distribution up to this excess should be classified as a cash inflow from investing activity.

•
Nature of distribution approach - distributions received should be classified based on the nature of the activity of the investee that generated the distribution as either a return of investments (cash inflow from investing activity) or a return on investment (cash inflow from operating activities)

The amendments in this Update were applied using a retrospective transition method to each period presented. The adoption of this Update did not have a significant impact on these condensed consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this Update were applied using a retrospective transition method to each period presented. As a result of the adoption of the standard, we have classified restricted cash as a component of cash, cash equivalents and restricted cash in the consolidated statements of cash flows for all periods presented. In our beginning of period 2018, 2017 and 2016 balances, restricted cash of $1.4 million, $0.7 million and $0.7 million, respectively, have been aggregated with cash and cash equivalents in the beginning of period line items at the bottom of the statements of cash flows for each period presented. The adoption of this Update did not have a significant impact on these condensed consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. The update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this Update did not have a material impact on our consolidated financial statements and related disclosures upon adoption.

Basis of presentation
Basis of presentation
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of us and our wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Investments in companies over which the Company has the ability to exercise significant influence, but does not control, are accounted for using the equity method. The Company records its investments in equity-method investees in the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Share of results of associated companies". The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies".

Use of estimates
Use of estimates
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: vessels and obligations under capital leases, the amount of uncollectible accounts and accounts receivable, the amount to be paid for certain liabilities, including contingent liabilities, the amount of costs to be capitalized in connection with the construction of our newbuildings and the lives of our vessels. Actual results could differ from those estimates.

Fair values
Fair values
We have determined the estimated fair value amounts presented in these consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that we could realize in a current market exchange. Estimating the fair value of assets acquired and liabilities assumed in a business combination requires the use of estimates and significant judgments, among others, the following: the expected revenues earned by vessels held under capital lease and the operating costs (including dry docking costs) of those vessels, the expected contingent rental expense, if applicable, to be included in obligations under capital lease, the discount rate used in cash flow based valuations, the market assumptions used when valuing acquired time charter contracts and the value of contingent claims. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the accounts for us and our wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated on consolidation. The operating results of acquired companies are included in our Consolidated Statement of Operations from the date of acquisition.

For investments in which we own 20% to 50% of the voting shares and have significant influence over the operating and financial policies, the equity method of accounting is used. Accordingly, our share of the earnings and losses of these companies are included in the share of results from associated company and gain on equity interest in the accompanying Consolidated Statements of Operations.

Foreign currency translation
Foreign currency translation
Our functional currency is the U.S. dollar. Exchange gains and losses on translation of our net equity investments in subsidiaries are reported as a separate component of accumulated other comprehensive loss in shareholders’ equity. Foreign currency transaction gains and losses are recorded in the Consolidated Statement of Operations.

Cash and cash equivalents
Cash and cash equivalents
For the purposes of the Consolidated Balance Sheet and the Consolidated Statement of Cash Flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash	Restricted cash Restricted cash consists of cash, which may only be used for certain purposes and is held under a contractual arrangement.
Marketable securities
Marketable securities
Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the Consolidated Statement of Operations for the years ended December 31, 2017 and 2016.

In 2018, the Company adopted the targeted improvements to ASC 825-10 Recognition and Measurement of Financial Assets and Liabilities. The Company has adopted the new guidance using the modified retrospective method, with no changes recognized in the prior year comparatives and a cumulative catch up adjustment recognized in the opening retained deficit. As a result of the adoption of this guidance the Company records the movement in the fair value of Marketable Securities in the Consolidated Statement of Operations.

Inventories	Inventories Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Vessels and equipment
Vessels and equipment
The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The estimated economic useful life of the Company's vessels is 25 years. Other equipment, excluding vessel upgrades, is depreciated over its estimated remaining useful life, which approximates five years. The residual value for owned vessels is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

The Company capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred. Advances paid in respect of vessel upgrades in relation to EGCS and BWTS are included within "other long-term assets", until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels and equipment, net".

Vessels and equipment under capital lease
Vessels and equipment under capital lease
The Company charters-in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the Consolidated Statement of Operations over the lease period.

Each of the Company's capital leases were acquired as a result of the Merger and contain a profit share (contingent rental expense), which was reflected in the fair valuation of the obligations under capital lease at the date of the Merger. Any variations in the estimated profit share expense as compared to actual profit share expense incurred is accounted for as contingent rental income or expense and is recorded in the Consolidated Statement of Operations in the period in which it becomes realizable.

Depreciation of vessels and equipment under capital lease is included within "Depreciation" in the Consolidated Statement of Operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the shorter of the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease.

Upon termination of a capital lease, any remaining assets and obligations related to the vessel are written off to the Statement of Operations. The net position, including any termination payments, are presented in other operating gains (losses).

Newbuildings
Newbuildings
The carrying value of the vessels under construction, or Newbuildings, represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Goodwill
Goodwill arising from a business combination, being the value of purchase consideration in excess of amounts allocable to identifiable assets and liabilities is not amortized and is subject to annual review for impairment or more frequently should indications of impairment arise. For purposes of performing the impairment test of goodwill, we have established that the Company has one reporting unit: tankers. Impairment of goodwill in excess of amounts allocable to identifiable assets and liabilities is determined using a two-step approach, initially based on a comparison of the fair value of the reporting unit to the book value of its net assets; if the fair value of the reporting unit is lower than the book value of its net assets, then the second step compares the implied fair value of the Company's goodwill with its carrying value to measure the amount of the impairment. The Company has selected September 30 as its annual goodwill impairment testing date. Goodwill is tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

Interest expense
Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate, or the capitalization rate, to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Impairment of long-lived assets
Impairment of long-lived assets
The carrying values of long-lived assets held and used by the Company and newbuildings are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates, depressed second hand tanker values and issues at the shipyard. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net cash flows expected to result from the asset, including eventual disposal. In developing estimates of future cash flows, the Company must make assumptions about future performance, with significant assumptions being related to charter rates, ship operating expenses, utilization, drydocking requirements, residual values, the estimated remaining useful lives of the vessels and the probability of lease terminations for the vessels held under capital lease. These assumptions are based on historical trends as well as future expectations. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. The Company has recorded debt issuance costs (i.e. deferred charges) as a direct deduction from the carrying amount of the related debt.

Trade accounts receivable
Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Revenue and expense recognition
Revenue and expense recognition

Adoption of ASC 606 Revenue from Contracts with Customers

Our shipping revenues are primarily generated from time charters and voyage charters. In a time charter voyage, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer and carries only lawful or non hazardous cargo. In a time charter contract, we are responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges, canal tolls during the hire period. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. Time charter contracts, bareboat contracts and the lease component in those voyage charter contracts which we consider to be leases continue to be accounted for under ASC 840 leases and revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms with freight paid on completion of discharge. The voyage charter party generally has a "demurrage" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as voyage revenue, as such, demurrage is considered variable consideration under the contract. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. Such estimates are reviewed and updated over the term of the voyage charter contract. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.

Effective from January 1, 2018, the Company adopted the new accounting standard ASC 606 Revenue from Contracts with Customers using the modified retrospective method. The Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. Voyage and other contracts not qualifying as leases are accounted for under the provisions of ASC 606.

The Company has have determined that its voyage charter contracts, that qualify for accounting under ASC 606, consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge. Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. Voyage revenues typically become billable and due for payment on completion of the voyage and discharge of the cargo, at which point the receivable is recognized as "Trade accounts receivable, net".

In a voyage contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as we satisfy the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period.

For our vessels operating under revenue sharing agreements, or in pools, revenues and voyage expenses are pooled and allocated to each pool’s participants on a time charter equivalent income, or TCE, basis in accordance with an agreed-upon formula. Revenues generated through revenue sharing agreements are presented gross when we are considered the principal under the charter parties with the net income allocated under the revenue sharing agreement presented as other operating income, net. For revenue sharing agreements that meet the definition of a lease, we account for such contracts as variable rate operating leases and recognize revenue for the applicable period based on the actual net revenue distributed by the pool.

Rental payments from the Company's sales-type lease are allocated between lease service revenue, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Other income primarily comprises income earned from the commercial and technical management of related party and third party vessels and newbuilding supervision fees derived from related parties and third parties. Other revenues are recognized over time on a straight line basis using the accruals method as the services are provided and performance obligations are met.

Since the Company has used the modified retrospective method for adopting ASC 606, the prior years have not been restated, therefore the provisions of ASC 605 remain applicable for these periods. Under ASC 605, the following critical accounting policies were applicable:

Revenues and expenses were recognized on the accruals basis. Voyage revenues were recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses were recognized as incurred. The Company previously used a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognized revenue ratably from when product is discharged at the end of one voyage to when it is discharged after the next voyage. However, the Company did not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and was sailing to the anticipated load port on its next voyage.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula on the basis of the number of days a vessel operates in the pool. The pool participants are responsible for paying voyage expenses. Adjustments between the pool participants are settled on a quarterly basis. Pool revenues are reported as voyage charter revenues for all periods presented.

Rental payments from the Company's sales-type lease are allocated between lease service revenue, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Other operating (losses) gains
Other operating (losses) gains
Other operating (losses) gains relate to (i) gains and losses on the termination of capital leases before the expiration of the lease term, which are accounted for by removing the carrying value of the asset and obligation, with a gain or loss recognized for the difference. Gains and losses on the termination of leases are accounted for when the lease is terminated and the vessel is redelivered to the owners, (ii) gains and losses on the sale of vessels, which are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel and (iii) gains or losses from pooling and other revenue sharing arrangements where the Company is considered the principal under the charter parties and records voyage revenues and costs gross, with the adjustments required as a result of the revenue sharing arrangement being recognized as other operating gains or losses.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Contingent rental income (expense)
Contingent rental income (expense)
Contingent rental income (expense) results from the Company's capital leases, which were acquired as a result of the Merger. Any variations in the estimated profit share expense that was included in the fair valuation of these lease obligations on the date of the Merger as compared to actual profit share expense incurred is accounted for as contingent rental income (expense). Any contingent rental expense on operating leases is recorded as charter hire expense. When a lease is terminated, the estimated profit share included with the lease obligation, as calculated at the time of the Merger, is written off to other operating gains or losses in the Consolidated Statement of Operations.

Financial instruments
Financial instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Derivatives
Derivatives
Interest rate and bunker swaps
The Company enters into interest rate and bunker swap transactions from time to time to hedge a portion of its exposure to floating interest rates and movements in bunker prices. These transactions involve the conversion of floating rates into fixed rates over the life of the transactions without an exchange of underlying principal. The fair values of the interest rate and bunker swap contracts are recognized as assets or liabilities. None of the interest rate and bunker swaps qualify for hedge accounting and changes in fair values are recognized in 'gain (loss) on derivatives' in the Consolidated Statement of Operations. Cash outflows and inflows resulting from derivative contracts are presented as cash flows from operations in the Consolidated Statement of Cash Flows.

Earnings per share
Earnings per share
Basic earnings per share is computed based on the income available to ordinary shareholders and the weighted average number of shares outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments.

Share-based compensation
Share-based compensation
The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation", under which the fair value of issued stock options is expensed over the period in which the options vest.